Consolidated Statements of Shareholder's Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Loss on foreign currency translation, net of tax of $0	$ 0	$ 0	$ 0